TAXES - Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current tax provision:
Total	$ 597,736	$ 471,296
Deferred tax provision:
Total	(91,394)	(36,595)
Income tax provision	506,342	434,701
Hong Kong
Deferred tax provision:
Income tax provision	0	0
China
Current tax provision:
Total	597,736	471,296
Deferred tax provision:
Total	$ (91,394)	$ (36,595)